UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2014

Date of reporting period:	02/28/2014

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of February 28, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	421,452	$ 54,333,592

Automobiles — 3.3%
Tesla Motors, Inc.*(a)	320,644	78,496,858

Biotechnology — 9.6%
Alexion Pharmaceuticals, Inc.*	301,571	53,317,753
Biogen Idec, Inc.*	256,839	87,499,910
BioMarin Pharmaceutical, Inc.*	758,030	61,400,430
Incyte Corp. Ltd.*	387,533	24,902,871

		227,120,964

Chemicals — 2.2%
Monsanto Co.	468,282	51,520,386

Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	982,459	55,823,320

Electronic Equipment, Instruments & Components — 2.5%
Flextronics International Ltd.*	6,701,336	59,976,957

Energy Equipment & Services — 3.1%
Halliburton Co.	1,287,415	73,382,655

Food Products — 6.0%
Bunge Ltd.	859,207	68,401,469
ConAgra Foods, Inc.	325,112	9,233,181
Mondelez International, Inc. (Class A Stock)	1,886,330	64,191,810

		141,826,460

Health Care Providers & Services — 2.9%
Express Scripts Holding Co.*	901,138	67,864,703

Hotels, Restaurants & Leisure — 4.7%
Carnival Corp.	1,618,532	64,190,979
International Game Technology	3,031,866	45,750,858

		109,941,837

Insurance — 2.4%
MetLife, Inc.	1,118,713	56,685,188

Internet & Catalog Retail — 5.7%
Amazon.com, Inc.*(a)	180,518	65,365,568
priceline.com, Inc.*	52,278	70,514,657

		135,880,225

Internet Software & Services — 8.9%
Facebook, Inc. (Class A Stock)*	1,123,301	76,901,186
Google, Inc. (Class A Stock)*	63,702	77,439,336
LinkedIn Corp. (Class A Stock)*	278,343	56,793,106

		211,133,628

IT Services — 3.0%
MasterCard, Inc. (Class A Stock)	918,230	71,364,836

Life Sciences Tools & Services — 2.7%
Illumina, Inc.*(a)	372,293	63,844,526

Metals & Mining — 1.7%
Goldcorp, Inc. (Canada)	1,529,797	41,197,433

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	735,812	61,925,938
Noble Energy, Inc.	904,725	62,208,891
Suncor Energy, Inc. (Canada)	1,356,248	44,810,434

		168,945,263

Personal Products — 2.2%
Avon Products, Inc.	3,349,354	51,814,506

Pharmaceuticals — 7.8%
Actavis PLC*	214,166	47,292,136
Allergan, Inc.	458,745	58,260,615
Bayer AG (Germany), ADR	319,548	45,126,569
Teva Pharmaceutical Industries Ltd. (Israel), ADR	697,090	34,777,820

		185,457,140

Road & Rail — 2.2%
Canadian Pacific Railway Ltd. (Canada)	337,683	53,016,231

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	3,240,555	61,440,923

Software — 2.9%
Salesforce.com, Inc.*(a)	1,104,663	68,897,831

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	89,237	46,960,079

Textiles, Apparel & Luxury Goods — 6.6%
Kate Spade & Co.*	742,151	25,396,407
Michael Kors Holdings Ltd.*	648,153	63,538,439
NIKE, Inc. (Class B Stock)	861,286	67,438,694

		156,373,540

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.*	1,944,734	2,236,444

TOTAL LONG-TERM INVESTMENTS (cost $1,673,339,168)		2,295,535,525

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $223,576,600; includes $166,704,234 of cash collateral received for securities on loan)(b)(c)	223,576,600	223,576,600

TOTAL INVESTMENTS — 106.3% (cost $1,896,915,768)(d)		2,519,112,125
Liabilities in excess of other assets — (6.3)%		(149,429,129)

NET ASSETS — 100.0%		$2,369,682,996

The following abbreviation is used in the Portfolio descriptions:

ADR	— American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,747,465; cash collateral of $166,704,234 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,910,154,509

Appreciation	653,228,581
Depreciation	(44,270,965)

Net Unrealized Appreciation	$608,957,616

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$54,333,592	$—	$—
Automobiles	78,496,858	—	—
Biotechnology	227,120,964	—	—
Chemicals	51,520,386	—	—
Diversified Financial Services	55,823,320	—	—
Electronic Equipment, Instruments & Components	59,976,957	—	—
Energy Equipment & Services	73,382,655	—	—
Food Products	141,826,460	—	—
Health Care Providers & Services	67,864,703	—	—
Hotels, Restaurants & Leisure	109,941,837	—	—
Insurance	56,685,188	—	—
Internet & Catalog Retail	135,880,225	—	—
Internet Software & Services	211,133,628	—	—
IT Services	71,364,836	—	—
Life Sciences Tools & Services	63,844,526	—	—
Metals & Mining	41,197,433	—	—
Oil, Gas & Consumable Fuels	168,945,263	—	—
Personal Products	51,814,506	—	—
Pharmaceuticals	185,457,140	—	—
Road & Rail	53,016,231	—	—
Semiconductors & Semiconductor Equipment	61,440,923	—	—
Software	68,897,831	—	—
Technology Hardware, Storage & Peripherals	46,960,079	—	—
Textiles, Apparel & Luxury Goods	156,373,540	—	—
Wireless Telecommunication Services	2,236,444	—	—
Affiliated Money Market Mutual Fund	223,576,600	—	—

Total	$2,519,112,125	$—	$—

Prudential Jennison MLP Fund

Schedule of Investments

as of February 28, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS — 5.3%
Oil, Gas & Consumable Fuels
ONEOK, Inc.	5,121	$302,856
Targa Resources Corp.	2,329	225,354
Teekay Corp. (Bermuda)	3,121	186,480
Williams Cos., Inc. (The)	4,927	203,485

TOTAL COMMON STOCKS (cost $875,979)		918,175

MASTER LIMITED PARTNERSHIPS — 94.6%
Energy Equipment & Services — 3.9%
USA Compression Partners LP	24,931	682,112

Oil, Gas & Consumable Fuels — 90.7%
Access Midstream Partners LP	7,081	399,722
Atlas Pipeline Partners LP	25,624	787,682
Buckeye Partners LP	6,729	492,765
Cheniere Energy Partners LP	21,083	599,601
Crestwood Equity Partners LP	14,304	191,817
Crestwood Midstream Partners LP	30,921	692,321
Crosstex Energy LP	20,641	637,600
DCP Midstream Partners LP	13,246	646,405
Enbridge Energy Partners LP	11,414	314,113
Energy Transfer Equity LP	12,061	526,463
Energy Transfer Partners LP	12,811	711,395
Enterprise Products Partners LP	9,217	618,553
EQT Midstream Partners LP	3,946	260,081
Genesis Energy LP	4,275	235,125
Global Partners LP	8,944	342,197
Kinder Morgan Energy Partners LP	3,963	294,332
Knot Offshore Partners LP (United Kingdom)	13,937	399,992
Magellan Midstream Partners LP	7,676	519,435
Markwest Energy Partners LP	5,617	358,645
MPLX LP	4,262	208,028
NGL Energy Partners LP	16,943	614,353
Oiltanking Partners LP	3,261	225,694
ONEOK Partners LP	13,948	740,778
Phillips 66 Partners LP	4,307	197,347
Plains All American Pipeline LP	12,383	670,787
Regency Energy Partners LP	28,503	748,204
Rose Rock Midstream LP	4,991	194,250
Summit Midstream Partners LP	4,816	195,433
Sunoco Logistics Partners LP	3,178	262,948
Susser Petroleum Partners LP	10,000	354,100
Targa Resources Partners LP	10,340	555,155
Tesoro Logistics LP	5,936	357,347
Western Gas Partners LP	3,639	230,312
Western Refining Logistics LP	13,232	387,036
Williams Partners LP	17,053	845,999

		15,816,015

TOTAL MASTER LIMITED PARTNERSHIPS (cost $15,957,241)		16,498,127

TOTAL LONG-TERM INVESTMENTS (cost $16,833,220)		17,416,302

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $393,783)(a)	393,783	393,783

TOTAL INVESTMENTS — 102.2% (cost $17,227,003)(b)		17,810,085
Liabilities in excess of other assets — (2.2)%		(380,623)

NET ASSETS — 100.0%		$17,429,462

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$17,227,003

Appreciation	639,062
Depreciation	(55,980)

Net Unrealized Appreciation	$583,082

The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes at February 28, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil, Gas & Consumable Fuels	$918,175	$—	$—
Master Limited Partnerships
Energy Equipment & Services	682,112
Oil, Gas & Consumable Fuels	15,816,015	—	—
Affiliated Money Market Mutual Fund	393,783	—	—

Total	$17,810,085	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date April 18, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 18, 2014

*	Print the name and title of each signing officer under his or her signature.